Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2022
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31, 2022	December 31, 2021
Companies accounted for under the equity method (1)	$105,135	$121,309
Companies accounted for under the fair value method and other investments(2)	54,469	61,244
	$159,604	$182,553

(1)    See Note 6B.
(2)    See Note 6C.

Schedule of investments in companies accounted for under the equity method

	December 31, 2022	December 31, 2021
Company A (1)	$77,632	$74,137
Company B (2)	—	18,554
Company C (3)	18,140	17,645
Company D (4)	558	2,645
Other	8,805	8,328
	$105,135	$121,309

(1)Company A is an Israeli company, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2022 and 2021, the Company received dividends in the amount of approximately $6,127 and $19,946, respectively, from Company A.

(2)Company B is an Israeli company that was held 50% by the Company and 50% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. In the second quarter of 2022 the Company acquired Rafael's holdings in Company B for an amount of approximately $8,000 (see Note 1D). The Company includes Company B results in its consolidated reports commencing the acquisition date. During 2022, prior to the acquisition, the Company received dividends in the amount of approximately $7,200 from Company B.

(3)Company C is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. Company C is engaged in the area of flight training systems. During 2022 and 2021, the Company received dividends in the amount of approximately $4,100 and $4,500, respectively, from Company C.

(4)Company D is a European company held 33% by the Company. Company D is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings of affiliated companies and partnerships is as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Company A	$9,622	$10,933	$10,610
Company B	(3,176)	(1,195)	435
Company C	2,230	3,063	4,765
Company D	(2,087)	(1,546)	(837)
Company E (*)	—	10,899	1,549
Other	453	445	(3,918)
	$7,042	$22,599	$12,604
(*) Includes a gain of approximately $10,300 in 2021, from the sale of Company E. (See Note 26).

Balance Sheet Information
The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31, 2022	December 31, 2021
Current assets	$422,370	$469,816
Non-current assets	135,218	157,108
Total assets	$557,588	$626,924

Current liabilities	$138,113	$137,793
Non-current liabilities	346,777	260,830
Shareholders' equity	72,698	228,300
Total liabilities and equity	$557,588	$626,924

Income Statement Information
Income Statement Information:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenues	$294,120	$317,763	$327,971
Gross profit	$111,023	$129,374	$118,888
Net income	$24,416	$15,715	$24,377

Investments accounted for under the fair value method
Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31, 2022	December 31, 2021
Company F (1)	$17,155	$24,057
Company G (2)	17,165	12,532
Company H (3)	2,472	4,978
Company I (4)	13,677	13,677
Company J (5)	4,000	6,000
	$54,469	$61,244

(1)    Company F engages in the field of commercial cybersecurity. During 2020, the Company sold a part of its holdings in Company F. During 2021, the Company re-evaluated its holdings in Company F and increased its value in the amount of approximately $11,100. During 2022 the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $6,900 (see Note 26).

(2)    Company G engages in developing surgeon-centered visualization technologies. During 2019, the Company re-evaluated its investment in Company G and increased its value in the amount of approximately $3,700.
During 2021, following a third party investments, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a gain of approximately $4,800. During 2022, the Company invested in Company G $1,400 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a gain of approximately $3,200 (See Note 26).

(3)    Company H is an Israeli company held 35% by the Company. During 2019, due to external investment in Company H, the Company recorded a gain of approximately $4,600 in its fair value. During 2021, the Company estimated the fair value of its holdings in Company H and recorded a gain of approximately $400 in its fair value. During 2022 the Company re-evaluated its investment in Company H and decreased its value in the amount of approximately $2,500 (see Note 26).

(4) Company I is an Israeli Company held 7% by the Company. During 2020, the Company invested approximately $5,000 in Company I. As a result, the Company re-evaluated its investment in Company I and increased its value in the amount of approximately $4,100. During 2021, due to shareholders investment, the Company estimated the fair value of its holdings in Company I and recorded a gain of approximately $1,000 in its fair value. (see Note 26).

(5) Company J is an Israeli company of which the Company owns 25% of the outstanding share capital, which is engaged in the field of tactical ground robotic systems. During 2021, the Company invested in Company J $1,000. During the first quarter of 2022 the Company invested $2,000 in Company J. During the last quarter of 2022 the Company re-evaluated its investment in Company J and decreased its value in the amount of approximately $4,000.